Employee benefit plans - Components of net periodic benefit cost (Details) - Defined Benefit Pension Plans - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of defined benefit plans [line items]
Service cost	€ 7,460,000	€ 6,838,000	€ 14,904,000	€ 13,632,000
Net interest cost	3,463,000	3,240,000	6,917,000	6,448,000
Net periodic benefit costs	€ 10,923,000	€ 10,078,000	€ 21,821,000	€ 20,080,000